Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation between statutory rate and effective tax rate
EIT at the PRC statutory rate of 25%	$ 3,467,419	$ 1,940,140
Valuation allowance	(2,323,824)	(561,440)
Income taxes benefit	$ (1,143,595)	$ (1,378,700)